Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxes (benefits):
Federal	$ 592	$ 902	$ (99)
Foreign	484	442	388
State and local	113	119	74
Total current tax expense	1,189	1,463	363
Deferred tax expense (benefit):
Federal	(3)	(556)	36
Foreign	(13)	9	14
State and local	(53)	22	83
Total deferred tax (benefit) expense:	(69)	(525)	133
Provision for income taxes	$ 1,120	$ 938	$ 496